Related party balances and transactions (Details 3 Text)(Details) - Banco Seguro	12 Months Ended
Dec. 31, 2022
Bottom of range
Disclosure of transactions between related parties [line items]
Interest rate per year based on the CDI	107.00%
Top of range
Disclosure of transactions between related parties [line items]
Interest rate per year based on the CDI	110.00%